COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Rental and Bandwidth expenses under operating leases from continuing operations	$ 5,926	$ 5,964	$ 12,113
Rental and Bandwidth expenses under operating leases from discontinuing operations	0	183	$ 2,553
Capital commitments
Obligation to pay for acquisition of investments	$ 1,736	$ 2,887